Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 1.77%
AIMCO CLO Series 2024-19A E 144A 0.00% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •, ^	150,000	$ 150,000
Barings CLO Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	150,000	149,130
Bear Mountain Park CLO Series 2022-1A ER 144A 11.251% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	150,000	149,614
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	100,000	100,223
Carlyle US CLO Series 2024-5A E 144A 0.00% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •, ^	100,000	100,000
Golub Capital Partners CLO Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	200,000	200,000
Madison Park Funding XXX Series 2018-30A ER 144A 11.601% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	150,000	150,369
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	100,000	98,487
OHA Credit Funding Series 2021-9A ER 144A 0.00% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •, ^	100,000	100,000
Storm King Park CLO Series 2022-1A ER 144A 11.092% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	100,000	100,000
Total Collateralized Debt Obligations (cost $1,297,024)		1,297,823

Corporate Bonds — 90.19%
Automotive — 3.68%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	412,875
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)
Clarios Global 144A 8.50% 5/15/27 #	245,000	$ 246,257
Dana 4.50% 2/15/32	270,000	239,622
Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	558,165
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	352,176
Phinia 144A 6.625% 10/15/32 #	174,000	175,564
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	363,695
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	353,214
		2,701,568
Banking — 2.02%
Banco Santander 8.00% 2/1/34 μ, ψ	400,000	425,442
Bank of Montreal 7.70% 5/26/84 μ	265,000	280,312
Barclays 9.625% 12/15/29 μ, ψ	345,000	389,303
Deutsche Bank 6.00% 10/30/25 μ, ψ	400,000	392,088
		1,487,145
Basic Industry — 6.69%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	241,725
Cerdia Finanz 144A 9.375% 10/3/31 #	370,000	378,325
Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	511,182
Constellium 144A 6.375% 8/15/32 #	550,000	564,979
CP Atlas Buyer 144A 7.00% 12/1/28 #	425,000	393,926
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	334,555
144A 6.125% 4/15/32 #	150,000	153,586

NOVA Chemicals 144A 8.50% 11/15/28 #	85,000	90,838
Novelis
144A 3.875% 8/15/31 #	95,000	86,940
144A 4.75% 1/30/30 #	975,000	946,112

Olympus Water US Holding 144A 9.75% 11/15/28 #	345,000	368,636
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	378,249
Standard Industries 144A 3.375% 1/15/31 #	255,000	227,392
Vibrantz Technologies 144A 9.00% 2/15/30 #	257,000	240,366
		4,916,811
NQ-VIPFFI [0924] 1124 (4017951)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 6.32%
Amentum Escrow 144A 7.25% 8/1/32 #	120,000	$ 125,346
Arcosa 144A 6.875% 8/15/32 #	180,000	188,533
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	201,587
144A 4.00% 9/1/29 #	230,000	205,513
Bombardier
144A 7.25% 7/1/31 #	175,000	185,226
144A 8.75% 11/15/30 #	310,000	340,791
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	75,782
144A 8.75% 4/15/30 #	240,000	243,948

Esab 144A 6.25% 4/15/29 #	365,000	375,332
Manitowoc 144A 9.25% 10/1/31 #	180,000	184,725
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	665,000	687,894
144A 9.25% 4/15/27 #	190,000	194,999
Sealed Air
144A 5.00% 4/15/29 #	125,000	123,235
144A 6.50% 7/15/32 #	130,000	134,390
144A 7.25% 2/15/31 #	90,000	95,367

Terex 144A 6.25% 10/15/32 #	350,000	350,000
TransDigm
144A 6.625% 3/1/32 #	275,000	286,713
144A 6.875% 12/15/30 #	615,000	644,591
		4,643,972
Consumer Goods — 1.60%
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	336,885
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	185,829
144A 9.625% 9/15/32 #	260,000	269,786

Post Holdings 144A 6.375% 3/1/33 #	380,000	387,151
		1,179,651
Electric — 2.74%
Calpine 144A 5.00% 2/1/31 #	380,000	368,256
Lightning Power 144A 7.25% 8/15/32 #	440,000	463,055
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	801,998
144A 8.00% 10/15/26 #, μ, ψ	365,000	382,663
		2,015,972
Energy — 14.19%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	364,300
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	382,000	$ 377,694
Civitas Resources 144A 8.625% 11/1/30 #	355,000	376,414
EQM Midstream Partners
144A 4.75% 1/15/31 #	807,000	781,957
6.50% 7/15/48	124,000	128,322
Genesis Energy
7.75% 2/1/28	275,000	278,663
7.875% 5/15/32	85,000	86,610

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	369,725
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	507,317
144A 6.00% 2/1/31 #	208,000	202,689
144A 6.25% 4/15/32 #	268,000	261,080

Matador Resources 144A 6.25% 4/15/33 #	260,000	256,289
Murphy Oil 6.00% 10/1/32	139,000	137,247
Nabors Industries
144A 8.875% 8/15/31 #	145,000	138,064
144A 9.125% 1/31/30 #	270,000	278,689

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	360,957
Noble Finance II 144A 8.00% 4/15/30 #	275,000	283,952
NuStar Logistics
6.00% 6/1/26	267,000	268,796
6.375% 10/1/30	278,000	288,652
SM Energy
144A 6.75% 8/1/29 #	125,000	125,616
144A 7.00% 8/1/32 #	165,000	165,751

Southwestern Energy 5.375% 3/15/30	750,000	748,232
Sunoco 144A 7.25% 5/1/32 #	200,000	212,167
Transocean
144A 8.00% 2/1/27 #	444,000	444,078
144A 8.50% 5/15/31 #	340,000	338,058
USA Compression Partners
6.875% 9/1/27	500,000	504,622
144A 7.125% 3/15/29 #	140,000	144,304
Venture Global LNG
144A 7.00% 1/15/30 #	365,000	373,162
144A 8.375% 6/1/31 #	515,000	544,152

Vital Energy 144A 7.875% 4/15/32 #	530,000	513,808
Weatherford International 144A 8.625% 4/30/30 #	545,000	568,297
		10,429,664

2    NQ-VIPFFI [0924] 1124 (4017951)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 3.83%
AerCap Holdings 5.875% 10/10/79 μ	800,000	$ 800,485
Air Lease 4.65% 6/15/26 μ, ψ	450,000	439,779
Block 144A 6.50% 5/15/32 #	270,000	281,493
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	346,000	348,155
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	355,589
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	365,000	383,470
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	202,881
		2,811,852
Healthcare — 7.08%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	192,276
Avantor Funding 144A 3.875% 11/1/29 #	425,000	402,462
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	412,589
CHS
144A 4.75% 2/15/31 #	470,000	413,495
144A 6.125% 4/1/30 #	90,000	77,026
144A 6.875% 4/15/29 #	90,000	81,694
DaVita
144A 3.75% 2/15/31 #	240,000	216,680
144A 4.625% 6/1/30 #	210,000	200,347

Grifols 144A 4.75% 10/15/28 #	270,000	253,141
Legacy LifePoint Health 144A 4.375% 2/15/27 #	280,000	274,826
Medline Borrower
144A 3.875% 4/1/29 #	385,000	364,832
144A 5.25% 10/1/29 #	755,000	741,352

Organon & Co. 144A 5.125% 4/30/31 #	435,000	410,110
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	386,659
Tenet Healthcare
4.375% 1/15/30	490,000	470,467
6.125% 10/1/28	300,000	302,634
		5,200,590
Insurance — 4.63%
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	439,695
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	244,057
144A 8.125% 2/15/32 #	220,000	226,344
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International
144A 5.625% 12/1/29 #	390,000	$ 382,844
144A 7.375% 1/31/32 #	350,000	361,627
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	650,000	696,004
144A 10.50% 12/15/30 #	367,000	399,423

Panther Escrow Issuer 144A 7.125% 6/1/31 #	360,000	377,890
USI 144A 7.50% 1/15/32 #	265,000	274,858
		3,402,742
Leisure — 6.83%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	406,096
Caesars Entertainment
144A 6.50% 2/15/32 #	180,000	186,307
144A 7.00% 2/15/30 #	625,000	653,363
Carnival
144A 5.75% 3/1/27 #	355,000	359,749
144A 6.00% 5/1/29 #	765,000	775,576

Light & Wonder International 144A 7.25% 11/15/29 #	345,000	357,201
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	856,000	867,388
Scientific Games Holdings 144A 6.625% 3/1/30 #	780,000	774,610
Six Flags Entertainment 144A 6.625% 5/1/32 #	615,000	637,335
		5,017,625
Media — 9.10%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	195,000	185,295
AMC Networks 4.25% 2/15/29	450,000	325,872
Arches Buyer 144A 6.125% 12/1/28 #	215,000	184,278
CCO Holdings
144A 4.50% 8/15/30 #	875,000	793,807
4.50% 5/1/32	120,000	103,851
144A 5.375% 6/1/29 #	365,000	352,036

Cimpress 144A 7.375% 9/15/32 #	255,000	257,384
CMG Media 144A 8.875% 12/15/27 #	705,000	417,713
CSC Holdings
144A 4.50% 11/15/31 #	200,000	145,763
144A 5.00% 11/15/31 #	240,000	118,785

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	459,000	184,889
Directv Financing 144A 5.875% 8/15/27 #	380,000	373,364
NQ-VIPFFI [0924] 1124 (4017951)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Television
144A 4.75% 10/15/30 #	180,000	$ 114,670
144A 5.375% 11/15/31 #	840,000	525,975

McGraw-Hill Education 144A 7.375% 9/1/31 #	258,000	267,896
Midcontinent Communications 144A 8.00% 8/15/32 #	345,000	351,578
Nexstar Media 144A 4.75% 11/1/28 #	505,000	482,894
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	882,827
Stagwell Global 144A 5.625% 8/15/29 #	380,000	367,684
Univision Communications 144A 7.375% 6/30/30 #	260,000	251,846
		6,688,407
Real Estate — 0.97%
Iron Mountain
144A 5.25% 3/15/28 #	460,000	458,540
144A 5.25% 7/15/30 #	260,000	256,933
		715,473
Retail — 3.54%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	85,903
4.75% 3/1/30	320,000	306,541
Bath & Body Works
6.875% 11/1/35	295,000	307,719
6.95% 3/1/33	200,000	202,749
Carvana
PIK 144A 13.00% 6/1/30 #, >>	138,450	150,663
PIK 144A 14.00% 6/1/31 #, >>	128,400	151,356

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	405,991
PetSmart 144A 7.75% 2/15/29 #	540,000	533,596
Victra Holdings 144A 8.75% 9/15/29 #	435,000	457,118
		2,601,636
Services — 4.09%
ADT Security 144A 4.125% 8/1/29 #	470,000	449,347
Avis Budget Car Rental 144A 5.75% 7/15/27 #	100,000	99,322
GFL Environmental 144A 6.75% 1/15/31 #	265,000	278,272
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	266,428
Resideo Funding 144A 6.50% 7/15/32 #	310,000	318,606
S&S Holdings 144A 8.375% 10/1/31 #	260,000	261,977
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 3.875% 2/15/31	435,000	$ 405,012
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	616,223
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	308,000	308,481
		3,003,668
Technology & Electronics — 4.30%
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	572,592
Entegris
144A 4.75% 4/15/29 #	212,000	209,106
144A 5.95% 6/15/30 #	585,000	596,382
NCR Voyix
144A 5.00% 10/1/28 #	180,000	176,825
144A 5.125% 4/15/29 #	34,000	33,300
Seagate HDD Cayman
5.75% 12/1/34	210,000	211,858
8.25% 12/15/29	195,000	211,863

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	548,618
UKG 144A 6.875% 2/1/31 #	480,000	496,332
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	104,487
		3,161,363
Telecommunications — 7.01%
Connect Finco
144A 6.75% 10/1/26 #	590,000	590,000
144A 9.00% 9/15/29 #	295,000	285,851
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	345,505
144A 6.50% 10/1/28 #	480,000	454,419
Frontier Communications Holdings
5.875% 11/1/29	200,000	198,728
144A 6.00% 1/15/30 #	755,000	754,387
144A 6.75% 5/1/29 #	255,000	256,981

Iliad Holding 144A 8.50% 4/15/31 #	600,000	645,886
Sable International Finance
144A 5.75% 9/7/27 #	523,000	522,160
144A 7.125% 10/15/32 #	400,000	401,868

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	432,199
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	262,791
		5,150,775
Transportation — 1.57%
Air Canada 144A 3.875% 8/15/26 #	410,000	399,582

4    NQ-VIPFFI [0924] 1124 (4017951)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Genesee & Wyoming 144A 6.25% 4/15/32 #	730,000	$ 751,608
		1,151,190
Total Corporate Bonds (cost $66,379,614)		66,280,104

Loan Agreements — 7.84%
Basic Industry — 2.32%
Form Technologies Tranche B Tranche B 9.907% (SOFR03M + 4.85%) 7/22/25 •	554,882	545,171
Hexion Holdings 2nd Lien 12.383% (SOFR01M + 7.54%) 3/15/30 •	235,000	213,011
PMHC II 9.704% (SOFR03M + 4.25%) 4/23/29 •	268,248	262,170
Usalco TBD
9/17/31 X	154,121	154,121
9/18/31 X	15,879	15,879

Vantage Specialty Chemicals 1st Lien 9.871% (SOFR03M + 4.75%) 10/26/26 •	517,168	512,886
		1,703,238
Capital Goods — 1.09%
Hunter Douglas Holding Tranche B-1 8.571% (SOFR03M + 3.50%) 2/26/29 •	202,394	201,237
SPX Flow 8.546% (SOFR01M + 3.50%) 4/5/29 •	235,000	235,561
SunSource Borrower 8.945% (SOFR01M + 4.10%) 3/25/31 •	368,150	366,156
		802,954
Electric — 0.00%
Calpine 6.845% (SOFR01M + 2.00%) 12/16/27 •	451	452
		452
Healthcare — 2.21%
Amynta Agency Borrower TBD 9.002% (SOFR03M + 3.75%) 2/28/28 •	358,748	359,233
Bausch & Lomb 8.271% (SOFR01M + 3.35%) 5/10/27 •	365,328	364,364
Cotiviti 7.625% 5/1/31	361,000	361,000
Heartland Dental 9.345% (SOFR01M + 4.50%) 4/28/28 •	547,250	538,482
		1,623,079
Media — 0.04%
Univision Communications 1st Lien TBD 6/24/29 X	31,284	30,912
		30,912
	Principalamount°	Value (US $)

Loan Agreements (continued)
Other — 0.00%
Cedar Fair Tranche B 6.845% (SOFR01M + 2.00%) 5/1/31 •	262	$ 262
		262
Services — 0.47%
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	380,000	346,275
		346,275
Technology & Electronics — 1.71%
Applied Systems 2nd Lien 9.854% (SOFR03M + 5.25%) 2/23/32 •	341,000	351,834
BMC Software 11.005% (SOFR03M + 5.75%) 7/3/32 •	415,000	409,294
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	363,175	364,196
Instructure Holdings TBD 2nd Lien 9/10/32 X	130,000	130,758
		1,256,082
Total Loan Agreements (cost $5,745,029)		5,763,254
	Number of shares
Short-Term Investments — 1.41%
Money Market Mutual Funds — 1.41%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	258,565	258,565
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	258,566	258,566
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	258,567	258,567
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	258,566	258,566
Total Short-Term Investments (cost $1,034,264)		1,034,264

Total Value of Securities—101.21% (cost $74,455,931)		74,375,445
Liabilities Net of Receivables and Other Assets—(1.21%)		(889,948)
Net Assets Applicable to 13,116,464 Shares Outstanding—100.00%		$73,485,497

NQ-VIPFFI [0924] 1124 (4017951)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $58,770,282, which represents 79.98% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after September 30, 2024, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>>	PIK. 100% of the income received was in the form of principal.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
6    NQ-VIPFFI [0924] 1124 (4017951)